Note 11 - Related Party Transactions (Detail) - Related Party Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Total loans at January 1, 2012	$ 5,088
Total loans at December 31, 2012	5,718
New loans	1,427
Repayments	$ (797)